ARTICLES OF MERGER

between

CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

(a Maryland corporation)

and

CLEARBRIDGE AMERICAN ENERGY MLP FUND INC.

(a Maryland corporation)

ClearBridge Energy Midstream Opportunity Fund Inc., a corporation duly organized and existing under the laws of the State of Maryland (“EMO”), and ClearBridge American Energy MLP Fund Inc., a corporation duly organized and existing under the laws of the State of Maryland (“CBA”), do hereby certify that:

FIRST:         EMO and CBA agree to merge.

SECOND:    The name and place of incorporation of each party to these Articles of Merger are ClearBridge Energy Midstream Opportunity Fund Inc., a Maryland corporation, and ClearBridge American Energy MLP Fund Inc., a Maryland corporation. EMO shall survive the merger as the successor corporation and shall continue under the name “ClearBridge Energy Midstream Opportunity Fund Inc.” as a corporation incorporated under the laws of the State of Maryland.

THIRD:        EMO has its principal office in the State of Maryland in Baltimore City. CBA has its principal office in the State of Maryland in Baltimore City and does not own an interest in land in the State of Maryland.

FOURTH:    The terms and conditions of the transaction set forth in these Articles of Merger were advised, authorized, and approved by each corporation party to these Articles of Merger in the manner and by the vote required by its charter and the laws of the State of Maryland. The manner of approval was as follows:

(a) The Board of Directors of EMO at a meeting held on May 22, 2018 adopted resolutions which declared that the proposed merger was advisable on substantially the terms and conditions set forth or referred to in the resolutions and directed that the proposed merger be submitted for consideration at a special meeting of stockholders of EMO. Notice, which stated that a purpose of the special meeting was to act on the proposed merger, was given by EMO as required by law. The proposed merger was approved at a special meeting of stockholders held November 7, 2018 by (i) the affirmative vote of the holders of at least a majority of all of the votes entitled to be cast on the matter, voting together, and (ii) the affirmative vote of the holders of at least a majority of all of

State of Maryland	Larry Hogan
Department of	Governor
Assessments and Taxation Charter Division	Michael L. Higgs
Acting Director

Date: 11/15/2018

HIQ CORPORATE SERVICES, INC.

715 SAINT PAUL ST

BALTIMORE MD 21202-2311

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	: CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.
DEPARTMENT ID	: D14048078
TYPE OF REQUEST	: ARTICLES OF MERGER
DATE FILED	: 11-15-2018
TIME FILED	: 01:48 PM
RECORDING FEE	: $100.00
EXPEDITED FEE	: $425.00
FILING NUMBER	: 1000362011654623
CUSTOMER ID	: 0003692919
WORK ORDER NUMBER	: 0004909496

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore Metro Area (410) 767-1350

Outside Metro Area (888) 246-5941

301 West Preston Street-Room 801-Baltimore, Maryland 21201-2395

Telephone (410)767-4950 / Toll free in Maryland (888)246-5941

MRS (Maryland Relay Service) (800)735-2258 TT/Voice

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	N
PRINCIPAL OFFICE:	2405 YORK ROAD SUITE 201 LUTHERVILLE TIMONIUM MD 21093-2264
RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED 2405 YORK ROAD SUITE 201 LUTHERVILLE TIMONIUM MD 21093-2264

COMMENTS:

THIS AMENDMENT RECORD INDICATES THE MERGER INVOLVING THE FOLLOWING ENTITIES:

SURVIVOR:

(D14048078)    CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

MERGED ENTITIES:

(D15089139)    CLEARBRIDGE AMERICAN ENERGY MLP FUND INC.

EFFECTIVE: NOVEMBER 16, 2018 @ 5:03 PM EST